Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	446 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%	11.27%
Consumer Price Index - CPI (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Consumer Price Index - CPI(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		2.68%	4.46%	3.20%	2.70%
Muhlenkamp Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		17.82%	14.60%	9.63%	9.35%
Performance Inception Date		Nov. 01, 1988
Muhlenkamp Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		16.93%	13.21%	8.25%	8.51%
Muhlenkamp Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		11.21%	11.48%	7.47%	8.16%

[1]	The Muhlenkamp Fund, a series of Wexford Trust (the “Predecessor Fund”), transferred into the Fund in a tax-free reorganization on September 5, 2014. Performance information shown includes the performance of the Predecessor Fund for periods prior to September 5, 2014.